ReStatement (Tables)	3 Months Ended
Dec. 31, 2014
Equity [Abstract]
Restatement
	Restated 6/30/2014	Original 6/30/2014
Film Assets	27,360	34,200
Cost of Goods Sold	6,840	21,500
Salaries	30,300	3,300
App Development	53,500	8,500
Marketing Services	21,500	-
Total Expenses	149,148	55,648
Net Loss	(57,031)	21,809
From Statement of Cash Flow
Stock issued for services	96,500	-
Additional Paid in Capital	136,048	109,049
Accumulated Deficit	(63,513)	15,327